Stock-based and Other Incentive Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Apr. 30, 2024	Apr. 16, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value, stock options (in dollars per share)		$ 7.48
Additional paid-in capital	$ 808	$ 808	$ 776	$ 1,009
Weighted average grant date fair value per share of rights granted			$ 4.83	$ 7.66	$ 6.59
Accrued compensation and benefits	171	171	$ 281	$ 311
Other liabilities	$ 91	$ 91	$ 93	85
2024 Long-Term Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock reserved for issuance (in shares)	19,993,051	19,993,051					20,000,000
2024 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock reserved for issuance (in shares)	5,000,000	5,000,000					5,000,000
Restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years
Unrecognized compensation expense	$ 24	$ 24
Unrecognized share-based compensation cost, period of recognition		2 years 3 months 18 days
Weighted average grant date fair value per share of rights granted		$ 34.44
Restricted stock units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversion period		5 years
Restricted stock units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversion period		10 years
Performance share units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years
Unrecognized compensation expense	15	$ 15
Unrecognized share-based compensation cost, period of recognition		2 years 6 months
Weighted average grant date fair value per share of rights granted		$ 34.85
Performance share units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum potential value		0.00%
Performance share units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum potential value		200.00%
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years
Unrecognized share-based compensation cost, period of recognition		2 years 9 months 18 days
Expiration period		10 years
Unrecognized stock-based compensation expense related to stock options	15	$ 15
Cash-settled awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Unrecognized compensation expense			$ 4
Unrecognized share-based compensation cost, period of recognition			21 months
Accrued compensation and benefits and other liabilities								$ (26)
Additional paid-in capital								$ 26
Pre-tax compensation expense	9
Weighted average grant date fair value per share of rights granted		$ 5.28
Accrued compensation and benefits	3	$ 3	$ 37	80
Other liabilities	0	0	2	5
Fair value			$ 29	75
Cash-settled awards | Industrial
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pre-tax compensation expense	4
Cash-settled awards | Consumer
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pre-tax compensation expense	4
Cash-settled awards | Software and Advisory
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pre-tax compensation expense	1
Cash-settled awards | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period			5 years
Cash-settled awards | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period			7 years
Stock-settled stock appreciation rights
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	4	$ 4
Unrecognized share-based compensation cost, period of recognition		1 year 6 months
Weighted average grant date fair value per share of rights granted		$ 6.15
Fair value	21	$ 21
Performance Cash Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years				3 years
Accrued compensation and benefits	14	$ 14	$ 16	14
Other liabilities	$ 14	$ 14	$ 13	$ 14
Performance Cash Awards | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum potential value		0.00%				0.00%
Performance Cash Awards | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum potential value		200.00%				200.00%